Consolidated Statements of Changes In Equity (Parenthetical)	May 22, 2017 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	May 21, 2017 shares
Statement of changes in equity [abstract]
Reverse stock split ratio	0.3333333333
Shares outstanding (in shares)	1,020,000,000	1,012,079,421	1,013,568,258	1,019,916,787	3,058,000,000